Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		$ 27,268		$ 24,988
Less: Accumulated depreciation		13,502		13,226
Property, plant and equipment	[2]	13,766	[1],[3]	11,762	[1],[3]	$ 12,397
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		588		529
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		9,604		9,355
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		10,933		9,671
Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		4,351		4,162
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		$ 1,791		$ 1,271
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		33 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		8 years
Minimum [Member] | Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		3 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		50 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		20 years
Maximum [Member] | Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		12 years 6 months

[1]	Amounts may not add due to rounding.
[2]	Reflects legacy Hospira amounts in 2015 commencing on the Hospira acquisition date, September 3, 2015.
[3]	The increase in total property, plant and equipment is primarily due to the acquisition of Hospira (see Note 2A) and capital additions, partially offset by depreciation and, to a much lesser extent, impairments, disposals and the impact of foreign exchange.